Average Annual Total Returns		12 Months Ended	60 Months Ended	73 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.86%	(1.26%)		2.03%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.77%	(1.13%)		1.71%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.84%	(0.13%)		2.74%
Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.86%	(1.88%)		0.89%
Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.61%	(0.86%)		1.28%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.67%	(0.12%)		2.76%
Performance Inception Date	[1]			Nov. 20, 2019

[1]
Performance information for Class A and Class C shares prior to April 22, 2016 and for Class Z shares prior to November 20, 2019 (Class Z inception date) reflects the performance of the Fund’s Advisor Class shares adjusted to reflect the expense differences between these Classes of shares.

[2]	After-tax returns: – Are shown for Advisor Class shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.